CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Accounts payables	¥ 145,148	$ 19,885	¥ 159,005
Payroll payable	264,520	36,239	282,679
Contract liabilities	961,024	131,660	1,052,622
Taxes payable	37,603	5,152	52,781
Accrued liabilities and other payables	638,660	87,495	591,770
Long-term lease liabilities	25,566	3,503	49,337
Other non-current liabilities	¥ 18,189	$ 2,492	¥ 16,314
Ordinary shares issued | shares	117,544,201	117,544,201	119,087,554
Ordinary shares outstanding | shares	117,544,201	117,544,201	119,087,554
NetEase Group [Member]
Amounts due to NetEase Group	¥ 21,997	$ 3,014	¥ 82,430
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized | shares	200,000,000	200,000,000	200,000,000
Ordinary shares issued | shares	29,255,841	29,255,841	30,799,194
Ordinary shares outstanding | shares	29,255,841	29,255,841	30,799,194
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares issued | shares	88,288,360	88,288,360	88,288,360
Ordinary shares outstanding | shares	88,288,360	88,288,360	88,288,360
VIEs [Member]
Accounts payables | ¥	¥ 45,358		¥ 45,939
Payroll payable | ¥	28,009		17,232
Contract liabilities | ¥	856,003		978,065
Taxes payable | ¥	16,491		23,301
Accrued liabilities and other payables | ¥	210,531		202,214
Long-term lease liabilities | ¥	14,555		29,325
Other non-current liabilities | ¥	13,907		12,698
VIEs [Member] | NetEase Group [Member]
Amounts due to NetEase Group | ¥	¥ 3,959		¥ 13,315